RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movements in Other Post-Retirement Benefits Obligation (Details) - Other post retirement benefit plans, defined benefit - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ (103)	£ (109)
Actuarial gains	68	4
Insurance premiums paid	3	3
Charge for the year	(2)	(2)
Exchange and other adjustments	(1)	1
At 31 December	£ (35)	£ (103)